December 22, 2014

ADVANTAGE FUNDS, INC.
-Dreyfus Structured Midcap Fund

Supplement to Statement of Additional Information dated

January 1, 2014, as revised or amended, March 1, 2014, April 1, 2014, May 1, 2014,

July 1, 2014, October 1, 2014 and November 26, 2014

The following information supplements and supersedes the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

William Cazalet[1]	23	$4.9B	17	$685M	530	$7.1B

1                      Because Mr. Cazalet became a primary portfolio manager of Dreyfus Structured Midcap Fund as of December 16, 2014, his information is as of October 31, 2014.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.  If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts

William Cazalet[1]	Pooled Vehicles	2	$151.4 M
	Other	7	$782.7M

1                      Because Mr. Cazalet became a primary portfolio manager of Dreyfus Structured Midcap Fund as of December 16, 2014, his information is as of October 31, 2014.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

William Cazalet[1]	DSMCF	None

1                      Because Mr. Cazalet became a primary portfolio manager of Dreyfus Structured Midcap Fund as of December 16, 2014, his information is as of October 31, 2014.